LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
Lease Liability
LEASE LIABILITY

10. LEASE LIABILITY

On July 9, 2022, the Company executed a sales agreement (the “Agreement”) with Tuli Tourism Pty Ltd. (the “Seller”) for the Syringa Lodge (the “Lodge”) in Botswana.

As per the Agreement of the Lodge, the aggregate purchase price payable to the Seller shall be the sum of $3,213,404 (BWP 30,720,000.00) A deposit of $482,011 (BWP 4,608,000) was paid on August 17, 2022. The balance is payable into two installments of $1,365,697 (BWP 13,056,000.00) on July 1, 2023 and August 1, 2024.

In addition to the above purchase price, the Company will pay to the Seller the Agreed Interest Amount in 12 equal monthly instalments of $13,657 (BWP 130,560), followed by 12 equal monthly instalments of $6,828 (BWP 65,280).

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The details of lease liabilities are as follows:

December 31, 2022
Lease liabilities as of beginning of year	-
Lease additions from acquisitions	3,213,404
Lease payments	(550,295)
Interest expense on lease liabilities	68,285
IFRS 16 lease liabilities as of end of year	2,731,394
Current portion of lease liability (less than one year)	1,365,697
Long-term lease liability (one to five year)	1,365,697